LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Lease Cost	The lease cost was as follows:
	Year ended December 31, 2020	Year ended December 31, 2019
Operating lease expenses	2,158	1,297

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Operating cash flows from operating leases (non-cash finance expense)	566	354
Right-of-use assets obtained in exchange for lease obligations (non-cash)	1,756	648

Schedule of Operating Cash Flows
Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2020	December 31, 2019
Operating Leases
Operating lease right-of-use assets	6,767	6,664

Current operating lease liabilities	1,614	1,330
Non-current operating lease liabilities	5,758	5,688
Total operating lease liabilities	7,372	7,018

Weighted Average Remaining Lease Term
Operating leases - Israel	4 years	5 years
Operating leases – United States	5 years	6 years

Weighted Average discount rate
Operating leases - Israel	4.5%	4.5%
Operating leases – United States	4.84%	4.84%

Schedule of Maturities of Lease Liabilities
As of December 31, 2020, the maturities of lease liabilities were as follows:

Year	Amount
2021	$1,852
2022	1,784
2023	1,737
2024	1,623
2025 and after	653
Total lease payments	7,649
Less imputed interest	(277)
Total	$7,372